Consolidated cash flow statement (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow statement
Interest received, classified as operating activities	£ 25,755	£ 21,784	£ 22,099
Interest paid, classified as operating activities	15,625	10,310	8,850
Balances with banks and other regulatory authorities	£ 4,717	£ 3,360	£ 4,254